ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENT OF INCOME - IFRS 16 (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Income
Net operating revenue	R$ 44,268,171	R$ 43,462,740	R$ 43,206,832
Cost of sales	(22,158,947)	(21,025,767)	(20,272,530)
Gross profit	22,109,224	22,436,973	22,934,302
Operating income (expenses)	(14,895,300)	(12,980,789)	(16,302,065)
Selling expenses	(12,701,222)	(12,832,741)	(13,136,474)
General and administrative expenses	(2,498,096)	(2,598,970)	(2,443,105)
Other operating income	929,498	4,077,003	464,182
Other operating expenses	(625,480)	(1,626,081)	(1,186,668)
Operating income	7,213,924	9,456,184	6,632,237
Financial income	1,132,870	4,112,640	1,755,958
Finance expenses	(1,953,011)	(2,285,487)	(2,659,002)
Equity pickup	752	(5,847)	1,580
Income before taxes	6,394,535	11,277,490	5,730,773
Income and social contribution taxes	(1,393,521)	(2,349,232)	(1,121,983)
Net income for the year	5,001,014	R$ 8,928,258	R$ 4,608,790
IFRS 15 and IFRS 16 adjustments
Consolidated Statements of Income
Cost of sales	(95,057)
Gross profit	(95,057)
Operating income (expenses)	76,309
Selling expenses	5,256
General and administrative expenses	71,053
Operating income	(18,748)
Finance expenses	401,484
Income before taxes	382,736
Income and social contribution taxes	(130,130)
Net income for the year	252,606
Previously stated
Consolidated Statements of Income
Net operating revenue	44,268,171
Cost of sales	(22,254,004)
Gross profit	22,014,167
Operating income (expenses)	(14,818,991)
Selling expenses	(12,695,966)
General and administrative expenses	(2,427,043)
Other operating income	929,498
Other operating expenses	(625,480)
Operating income	7,195,176
Financial income	1,132,870
Finance expenses	(1,551,527)
Equity pickup	752
Income before taxes	6,777,271
Income and social contribution taxes	(1,523,651)
Net income for the year	R$ 5,253,620